RELATED PARTY TRANSACTIONS - Founder Shares (Details)							6 Months Ended
	Jan. 11, 2022 $ / shares shares	Jan. 10, 2022 $ / shares	Jan. 10, 2022 shares	Jan. 10, 2022 USD ($)	Jan. 10, 2022 D	Jan. 10, 2022 item	Jun. 30, 2022 USD ($)	Dec. 31, 2021 $ / shares
RELATED PARTY TRANSACTIONS
Aggregate purchase price | $							$ 25,000
Private Warrants | Warrant share price at $15
RELATED PARTY TRANSACTIONS
Exercise price of warrants								$ 15
Private Warrants | Warrant share price at $11.50
RELATED PARTY TRANSACTIONS
Exercise price of warrants								$ 11.50
Founder Shares | Private Warrants | Warrant share price at $15
RELATED PARTY TRANSACTIONS
Exercise price of warrants	$ 15
Founder Shares | Private Warrants | Warrant share price at $11.50
RELATED PARTY TRANSACTIONS
Exercise price of warrants	$ 11.50
Founder Shares | Sponsor
RELATED PARTY TRANSACTIONS
Number of shares issued | shares	60,000		2,012,500
Aggregate purchase price | $				$ 25,000
Number of shares holding in entity | shares	1,952,500
Shares subject to forfeiture | shares	262,500
Percentage of issued and outstanding shares after the initial public offering collectively held by initial stockholders	20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination					30	30
Founder Shares | Sponsor
RELATED PARTY TRANSACTIONS
Percentage of ownership		50.00%	50.00%	50.00%	50.00%	50.00%